SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended		2 Months Ended	12 Months Ended
	May 10, 2023	May 08, 2023	Dec. 20, 2022	Sep. 02, 2022	Jun. 30, 2023	Apr. 30, 2023	Jun. 01, 2023	Mar. 31, 2023	May 09, 2023	Oct. 25, 2022	Oct. 13, 2022
Subsequent Event [Line Items]
Principal amount				$ 200,000							$ 25,000
Debt instrument term				1 year
Number of shares issued								205.8726308
Monthly base salary								$ 500,000
Restricted stock units granted								17,425,000
Restricted stock units vested
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Percentage of issued purchaser			10.00%
Percentage of original principal amount			120.00%
Principal amount			$ 1,666,666.67
Debt instrument term			10 days
Consulting Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period, value new issues			$ 1,666,666.67
Debt instrument term			90 days
Number of shares issued			1,666,667
Investor [Member]
Subsequent Event [Line Items]
Deposits										$ 290,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Payments of Stock Issuance Costs						$ 1,141,000
Subsequent Event [Member] | Three Non-Employee Directors [Member]
Subsequent Event [Line Items]
Number of shares issued					167,133
Subsequent Event [Member] | Colin Cosgrove [Member]
Subsequent Event [Line Items]
Monthly base salary		$ 85,000
Commissions percentage		10.00%
Vesting rights percentage		10.00%
Subsequent Event [Member] | Zackery Holley [Member]
Subsequent Event [Line Items]
Monthly base salary		$ 65,000
Commissions percentage		10.00%
Subsequent Event [Member] | Colin Cosgrove And Zackery Holley [Member]
Subsequent Event [Line Items]
Restricted stock units granted		2,500,000
Restricted stock units vested		850,000
Subsequent Event [Member] | Colin Cosgrove And Zackery Holley [Member] | Vesting Period One [Member]
Subsequent Event [Line Items]
Restricted stock units expect to vest		200,000
Subsequent Event [Member] | Colin Cosgrove And Zackery Holley [Member] | Vesting Period Two [Member]
Subsequent Event [Line Items]
Restricted stock units expect to vest		850,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Percentage of issued purchaser	10.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Note Two [Member]
Subsequent Event [Line Items]
Principal amount									$ 2,125,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Note Three [Member]
Subsequent Event [Line Items]
Principal amount									2,208,333.34
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Note Four [Member]
Subsequent Event [Line Items]
Principal amount									$ 2,125,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Minimum [Member] | Note Two [Member]
Subsequent Event [Line Items]
Percentage of original principal amount									120.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Minimum [Member] | Note Three [Member]
Subsequent Event [Line Items]
Percentage of original principal amount									125.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Minimum [Member] | Note One [Member]
Subsequent Event [Line Items]
Percentage of original principal amount									120.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Maximum [Member] | Note Two [Member]
Subsequent Event [Line Items]
Percentage of original principal amount	127.50%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Maximum [Member] | Note Three [Member]
Subsequent Event [Line Items]
Percentage of original principal amount	132.50%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Maximum [Member] | Note Four [Member]
Subsequent Event [Line Items]
Percentage of original principal amount	127.50%
Subsequent Event [Member] | Consulting Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period, value new issues	$ 1,666,666.67
Subsequent Event [Member] | Employment Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument term							5 years
Salaries							$ 65,000
Subsequent Event [Member] | Employment Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument term							10 years
Salaries							$ 150,000
Subsequent Event [Member] | Service Based Grants [Member]
Subsequent Event [Line Items]
Restricted Stock Award							1,150,000
Subsequent Event [Member] | Service Based Grant [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument term							5 years
Subsequent Event [Member] | Service Based Grant [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument term							10 years
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Deposits						$ 290,000